Note 15 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 191,909	$ 151,533	$ 116,099
Property and equipment, net	3,922	2,663
UNITED STATES
Revenue	83,034	67,823	48,614
Property and equipment, net	923	976
GERMANY
Revenue	23,574	17,650	15,094
EMEA [Member]
Revenue	58,285	42,441	33,661
JAPAN
Revenue	23,360	17,331	16,619
CHINA
Property and equipment, net	2,376	1,219
Asia Pacific [Member]
Revenue	50,590	41,269	33,824
SINGAPORE
Revenue	16,580	15,376	10,674
Other Countries [Member]
Revenue	45,361	33,353	$ 25,098
Property and equipment, net	$ 623	$ 468